Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF

July 31, 2025 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 122.0%

Communication Services - 7.1%
Liberty Broadband Corp., Series A, 7.00%(1)	129,911	$3,223,092
Qwest Corp., 6.50%(1)	1,615,793	31,992,701
Qwest Corp., 6.75%(1)	1,389,102	27,823,713
Telephone and Data Systems, Inc., Series UU, 6.63%(1)	853,548	18,095,218
Telephone and Data Systems, Inc., Series VV, 6.00%(1)	2,049,773	37,797,814
Total Communication Services		118,932,538

Consumer Discretionary - 0.3%
Ford Motor Co., 6.00%(1)
	194,958	4,310,521

Energy - 3.6%
Energy Transfer LP, Series I, 9.25%(1)	3,883,758	44,837,986
GasLog Partners LP, Series A, 8.63% (Greece)(1)	585,688	15,087,323
Seapeak LLC, 9.00% (Bermuda)	1,576	40,219
Total Energy		59,965,528

Financials - 69.1%†
Abacus Global Management, Inc., 9.88%	79,638	1,988,561
ACRES Commercial Realty Corp., Series C, 10.23%(1)	92,134	2,291,373
ACRES Commercial Realty Corp., Series D, 7.88%	50,227	1,111,524
AG Mortgage Investment Trust, Inc., 9.50%(1)	230,501	5,857,030
AG Mortgage Investment Trust, Inc., Series B, 8.00%(1)	419,070	9,108,235
AG Mortgage Investment Trust, Inc., Series C, 11.05%(1)	509,711	12,885,494
AGNC Investment Corp., Series D, 8.91%	200	5,014
AGNC Investment Corp., Series G, 7.75%	5,928	148,200
American National Group, Inc., 7.38%(1)	709,361	17,946,833
Angel Oak Mortgage REIT, Inc., 9.50%	44,111	1,103,657
Apollo Global Management, Inc., 6.75%	442,400	33,702,032
Arbor Realty Trust, Inc., Series D, 6.38%(1)	32,542	592,264
Arbor Realty Trust, Inc., Series E, 6.25%(1)	22,586	401,579
Ares Management Corp., Series B, 6.75%	485,233	27,464,188
Argo Group International Holdings, Inc., 7.00%	9,580	242,087
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	208,931	4,571,410
Aspen Insurance Holdings Ltd., 5.63% (Bermuda)(1)	29,000	590,150
Aspen Insurance Holdings Ltd., 7.00% (Bermuda)(1)	1,121,673	27,705,323
Atlanticus Holdings Corp., 9.25%(1)	1,491,772	37,607,572
Atlanticus Holdings Corp., Series B, 7.63%(1)	52,728	1,170,562
Banc of California, Inc., Series F, 7.75%(1)	1,746,675	43,579,541
Bank of New York Mellon Corp., Series K, 6.15%	99,218	2,561,809
Brighthouse Financial, Inc., Series A, 6.60%	104,026	1,720,590
Brighthouse Financial, Inc., Series B, 6.75%	77,529	1,294,734
Brighthouse Financial, Inc., Series C, 5.38%	210,323	2,826,741
Brighthouse Financial, Inc., Series D, 4.63%(1)	216,554	2,576,993
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Brookfield Finance, Inc., Series 50, 4.63% (Canada)	207	$3,308
Brookfield Oaktree Holdings LLC, Series A, 6.63%(1)	12,594	276,060
Brookfield Oaktree Holdings LLC, Series B, 6.55%(1)	20,267	431,890
Chimera Investment Corp., 9.00%(1)	108,090	2,746,567
Chimera Investment Corp., 9.25%(1)	62,312	1,590,825
Chimera Investment Corp., Series A, 8.00%(1)	354,416	7,868,035
Chimera Investment Corp., Series B, 10.35%(1)	669,797	16,744,925
Chimera Investment Corp., Series C, 7.75%(1)	878,937	20,127,657
Chimera Investment Corp., Series D, 9.90%(1)	852,141	21,030,840
CION Investment Corp., 7.50%(1)	785,585	19,521,787
Citizens Financial Group, Inc., Series I, 6.50%*	501,292	12,567,390
Compass Diversified Holdings, Series A, 7.25%(1)	847,214	14,148,474
Compass Diversified Holdings, Series B, 7.88%(1)	956,854	17,366,900
Compass Diversified Holdings, Series C, 7.88%(1)	821,071	15,181,603
Corebridge Financial, Inc., 6.38%(1)	875,674	21,270,121
DigitalBridge Group, Inc., Series H, 7.13%(1)	817,361	18,096,373
DigitalBridge Group, Inc., Series I, 7.15%(1)	859,368	19,060,782
DigitalBridge Group, Inc., Series J, 7.13%(1)	120,468	2,671,980
Dime Community Bancshares, Inc., 5.50%(1)	14,050	286,620
Eagle Point Income Co., Inc., Series B, 7.75%(1)	20,444	511,304
Eagle Point Income Co., Inc., Series C, 8.00%(1)	55,680	1,402,022
Eagle Point Institutional Income Fund, Series A, 8.13%(1)	140,001	3,516,083
Ellington Financial, Inc., 10.05%(1)	525,916	13,247,824
Enterprise Financial Services Corp., Series A, 5.00%(1)	346,032	6,934,481
F&G Annuities & Life, Inc., 7.30%(1)	347,782	8,385,024
First Busey Corp., Series B, 8.25%*	783,194	19,814,808
Flagstar Financial, Inc., Series A, 6.38%(1)	2,146,595	44,799,438
Franklin BSP Realty Trust, Inc., Series E, 7.50%(1)	151,670	3,285,172
Gladstone Investment Corp., 7.88%(1)	167,752	4,244,126
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	655,414	15,900,344
Kemper Corp., 5.88%(1)	145,651	3,478,146
KeyCorp, Series E, 6.13%	5,000	124,800
KKR & Co., Inc., Series D, 6.25%	655,432	37,654,568
KKR & Co., Inc., Series T, 6.88%*	713,778	18,372,646
Live Oak Bancshares, Inc., Series A, 8.38%*	700,000	17,395,000
Medallion Bank/Salt Lake City UT, Series G, 9.00%*	320,914	8,151,216
Merchants Bancorp, 7.63%	795,324	18,212,920
Merchants Bancorp, Series C, 6.00%(1)	222,512	4,399,062
MFA Financial, Inc., Series B, 7.50%(1)	555,841	12,211,827
MFA Financial, Inc., Series C, 9.90%(1)	1,137,521	27,903,390
Midland States Bancorp, Inc., 7.75%	17,038	413,853
Navient Corp., 6.00%(1)	278,490	5,294,095

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2025 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
New York Community Capital Trust V, 6.00%(1)	914,304	$36,115,008
New York Mortgage Trust, Inc., 9.13%(1)	218,185	5,323,714
New York Mortgage Trust, Inc., 9.88%*	307,256	7,666,037
New York Mortgage Trust, Inc., Series D, 8.00%(1)	1,573,956	34,202,064
New York Mortgage Trust, Inc., Series E, 11.28%(1)	977,887	24,212,482
NewtekOne, Inc., 8.63%(1)	508,664	12,752,207
Oxford Lane Capital Corp., Series 2029, 6.00%(1)	21,992	514,833
Oxford Lane Capital Corp., Series 2032, 7.95%	114,089	2,853,366
Pearl Diver Credit Co., Inc., Series A, 8.00%(1)	60,803	1,527,870
PennyMac Mortgage Investment Trust, 9.00%*	128,207	3,260,144
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	298,747	7,154,991
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	967,453	23,305,943
PennyMac Mortgage Investment Trust, Series C, 6.75%(1)	166,321	3,103,550
Prospect Capital Corp., Series A, 5.35%(1)	988,478	17,061,130
Ready Capital Corp., 9.00%(1)	398,706	9,261,940
Redwood Trust, Inc., 9.00%(1)	394,981	9,499,293
Redwood Trust, Inc., 9.13%(1)	144,039	3,549,121
Redwood Trust, Inc., 10.00%(1)	16,042	405,061
Regions Financial Corp., 6.95%(1)	674,126	17,203,696
Rithm Capital Corp., Series C, 9.56%(1)	264,859	6,698,284
Rithm Capital Corp., Series D, 7.00%(1)	29,246	715,942
Rithm Property Trust, Inc., 9.88%	207,342	5,254,046
RiverNorth Opportunities Fund, Inc., Series A, 6.00%(1)	124,248	2,867,644
SLM Corp., Series B, 6.28%(1)	382,968	28,914,084
Sound Point Meridian Capital, Inc., 8.00%(1)	250,589	6,321,784
Synchrony Financial, Series A, 5.63%(1)	825,935	16,279,179
Synchrony Financial, Series B, 8.25%	45,094	1,169,738
Texas Capital Bancshares, Inc., Series B, 5.75%(1)	10,015	206,109
TPG RE Finance Trust, Inc., Series C, 6.25%(1)	29,428	528,821
Trinity Capital, Inc., 7.88%(1)	535,330	13,585,950
Two Harbors Investment Corp., Series B, 7.63%(1)	968,937	22,479,338
Two Harbors Investment Corp., Series C, 9.57%(1)	1,381,985	32,835,964
UMB Financial Corp., 7.75%*	166,134	4,352,711
Valley National Bancorp, Series A, 8.41%(1)	1,092,294	27,624,115
Valley National Bancorp, Series B, 8.43%(1)	149,000	3,748,840
Valley National Bancorp, Series C, 8.25%(1)	920,870	23,675,568
Webster Financial Corp., Series F, 5.25%	7,664	148,145
Western Alliance Bancorp, Series A, 4.25%	375,064	8,378,930
Wintrust Financial Corp., Series F, 7.88%*	175,777	4,605,357
Total Financials		1,157,060,781

Industrials - 9.2%
Atlas Corp., Series H, 7.88% (Canada)	17,364	459,278
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%	1,637,681	15,951,013
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Industrials (continued)
Boeing Co., 6.00%	341,481	$24,142,707
Chart Industries, Inc., Series B, 6.75%	154,587	11,066,883
FTAI Aviation Ltd., Series C, 8.25%	17,739	450,925
Pitney Bowes, Inc., 6.70%(1)	1,018,945	21,520,118
Triton International Ltd., 6.88% (Bermuda)(1)	542,845	12,110,872
Triton International Ltd., 7.38% (Bermuda)(1)	1,103,066	26,760,381
Triton International Ltd., 7.63% (Bermuda)	1,200,778	30,103,505
Triton International Ltd., Series E, 5.75% (Bermuda)(1)	632,269	12,303,955
Total Industrials		154,869,637

Information Technology - 0.7%
Hewlett Packard Enterprise Co., 7.63%	51,754	3,105,240
MicroStrategy, Inc., Series A, 9.00%*	90,348	8,536,079
MicroStrategy, Inc., Series A, 10.00%*	302	25,791
Total Information Technology		11,667,110

Materials - 1.1%
Ramaco Resources, Inc., 8.25%*	342,000	8,473,050
Ramaco Resources, Inc., 8.38%(1)	382,091	9,655,440
Total Materials		18,128,490

Real Estate - 23.9%
Armada Hoffler Properties, Inc., Series A, 6.75%(1)	14,329	308,790
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	469,691	6,167,043
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	152,066	3,176,659
City Office REIT, Inc., Series A, 6.63%(1)	263,148	6,533,965
CTO Realty Growth, Inc., Series A, 6.38%(1)	315,929	6,782,996
DiamondRock Hospitality Co., 8.25%(1)	13,794	349,126
Digital Realty Trust, Inc., Series L, 5.20%(1)	27,863	590,974
Diversified Healthcare Trust, 5.63%(1)	1,963,993	33,034,362
Diversified Healthcare Trust, 6.25%(1)	1,691,718	29,757,320
EPR Properties, Series C, 5.75%	30	733
EPR Properties, Series E, 9.00%(1)	305,527	9,550,774
EPR Properties, Series G, 5.75%(1)	656,044	13,717,880
Gladstone Land Corp., Series B, 6.00%	5,135	101,416
Global Net Lease, Inc., Series A, 7.25%(1)	871,309	19,587,026
Global Net Lease, Inc., Series B, 6.88%(1)	764,474	16,313,875
Global Net Lease, Inc., Series D, 7.50%(1)	1,643,539	37,965,751
Global Net Lease, Inc., Series E, 7.38%(1)	470,605	10,729,794
Hudson Pacific Properties, Inc., Series C, 4.75%(1)	1,218,151	18,138,268
LXP Industrial Trust, Series C, 6.50%(1)	43,977	2,043,171
National Healthcare Properties, Series B, 7.13%(1)	540,334	8,780,427
Office Properties Income Trust, 6.38%(1)	636,284	4,670,325
Pebblebrook Hotel Trust, Series E, 6.38%(1)	100,365	1,881,844
Pebblebrook Hotel Trust, Series F, 6.30%(1)	635,426	12,168,408
Pebblebrook Hotel Trust, Series G, 6.38%(1)	215,350	4,039,966
Pebblebrook Hotel Trust, Series H, 5.70%(1)	134,384	2,250,932
Regency Centers Corp., Series B, 5.88%(1)	223,478	5,055,072
RLJ Lodging Trust, Series A, 1.95%(1)	1,557,305	38,076,107

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2025 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Saul Centers, Inc., Series E, 6.00%(1)	893,561	$19,828,119
SL Green Realty Corp., Series I, 6.50%(1)	344,620	7,729,827
Summit Hotel Properties, Inc., Series E, 6.25%(1)	534,093	9,955,494
Summit Hotel Properties, Inc., Series F, 5.88%(1)	178,241	3,290,329
Sunstone Hotel Investors, Inc., Series H, 6.13%(1)	12,251	255,188
Sunstone Hotel Investors, Inc., Series I, 5.70%(1)	123,469	2,413,819
Vornado Realty Trust, Series L, 5.40%(1)	752,386	13,535,424
Vornado Realty Trust, Series M, 5.25%(1)	1,192,541	20,976,796
Vornado Realty Trust, Series N, 5.25%(1)	962,850	16,849,875
Vornado Realty Trust, Series O, 4.45%(1)	896,128	13,352,307
Total Real Estate		399,960,182

Utilities - 7.0%
Algonquin Power & Utilities Corp., Series 19-A, 8.86% (Canada)	2,623	68,539
Brookfield BRP Holdings Canada, Inc., 7.25% (Canada)(1)	314,994	7,748,853
Brookfield Infrastructure Finance ULC, 7.25% (Canada)(1)	128,142	3,118,976
Eagle Point Credit Co., Inc., Series F, 8.00%	58,515	1,466,386
NextEra Energy Capital Holdings, Inc., Series U, 6.50%*	1,036,851	26,024,960
NextEra Energy, Inc., 6.93%	56,375	2,297,281
PG&E Corp., Series A, 6.00%	5,173	196,626
SCE Trust IV, Series J, 5.38%(1)	2,410,666	57,494,384
SCE Trust V, Series K, 5.45%	429,478	10,152,860
SCE Trust VI, 5.00%(1)	502,391	8,339,691
SCE Trust VII, Series M, 7.50%	8,126	187,954
Sempra, 5.75%	9,952	220,835
Total Utilities		117,317,345

Total Preferred Stocks
(Cost $2,011,301,022)		2,042,212,132
	Principal
CORPORATE BOND – 1.4%

Industrials – 1.4%
Babcock & Wilcox Enterprises, Inc., 8.75%, 06/30/30(2)
(Cost $22,605,000)	22,605,000	22,838,736

	Shares
COMMON STOCK - 0.0%(3)
Utilities - 0.0%(3)
Algonquin Power & Utilities Corp. (Canada)
(Cost $104,276)	21,798	128,608

TOTAL INVESTMENTS - 123.4%
(Cost $2,034,010,298)		2,065,179,476
Liabilities in Excess of Other Assets - (23.4)%		(391,373,903)
Net Assets - 100.0%		$1,673,805,573

*	Non-income producing security.
†	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.
(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at July 31, 2025 was $1,433,123,902, or 85.6% of net assets.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2025, the aggregate value of these securities was $22,838,736, or 1.4% of net assets.
(3)	Amount rounds to less than 0.05%.

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$2,042,212,132	$—	$—	$2,042,212,132
Corporate Bond	—	22,838,736	—	22,838,736
Common Stock	128,608	—	—	128,608
Total	$2,042,340,740	$22,838,736	$—	$2,065,179,476